Property and Equipment Net (Details Narrative) (USD $)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Estimated Production Cost			$ 2,500,000
Production Costs, Period Cost			637,669
Depreciation	$ 7,113	$ 5,081		$ 0